Long term loan (Details) - Jun. 30, 2015 - Long Term Loan from Leumi [Member] - USD ($) $ in Millions	Total
Debt Instrument [Line Items]
Amount of loan	$ 15
Loan term	5 years
Interest rate, indexed to LIBOR	2.20%